Other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other current assets

	December 31, 2021	December 31, 2020
Prepaid assets	$10.9	$17.1
Advances on capital projects (i)	9.8	4.5
Derivative assets (note 17)	3.5	4.4
	$24.2	$26.0

(i) Advances on capital projects
Capital advances include payments made to contractors and suppliers with respect to the Company's development projects and expansions. The related work to be performed is expected to be completed within one year.